LIBERTY INCOME FUND
                                Semiannual Report
                                December 31, 2002


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


                               LIBERTY INCOME FUND
                                Semiannual Report
                                December 31, 2002


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


 PRESIDENT'S MESSAGE



[Photo of Keith T. Banks]


Dear Shareholder:

The year began with forecasts of higher interest rates and a robust economy--conditions that are generally negative for bonds. However, interest rates generally declined and economic growth faltered, and 2002 was another good year for the bond market. Bond yields moved up in the first quarter, but then declined as scandals and bankruptcies, disappointing earnings reports, terrorist fears and the mounting threat of war in Iraq unsettled investor confidence in stocks. The Federal Reserve Board held short-term interest rates steady throughout most of the year, then lowered a key rate in November. Intermediate and long-term bond rates moved higher again in the final months of the year and investment-grade bonds gave back some of their earlier returns as the stock market rallied and the economy showed signs of stabilizing.

In general, high quality bonds outperformed lower quality bonds, and long-term bonds outperformed intermediate- and short-term bonds. All investment-grade bond market sectors delivered positive performance for the year.

A stronger economy in the year ahead could put pressure on US Treasury bonds, which were the best performers in 2002. But it could also make corporate and high yield bonds more attractive. Because volatility across the financial markets is likely to continue, we believe it is important for shareholders to adhere to their long-term strategies and to talk to their financial advisors before making major changes to their portfolios.

The following report will provide you with more detailed information about fund performance and the strategies used by the fund's manager. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President


NET ASSET VALUE PER SHARE as of 12/31/02 ($)
         Class A                          9.56
         Class B                          9.56
         Class C                          9.56
         Class Z                          9.56

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 12/31/02 ($)
         Class A                          0.28
         Class B                          0.22
         Class C                          0.23
         Class Z                          0.29



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION


Value of a $10,000 investment
12/31/92 - 12/31/02

PERFORMANCE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
--------------------------------------
 Class A          20,126      19,167
--------------------------------------
 Class B          20,049      20,049
--------------------------------------
 Class C          20,063      20,063
--------------------------------------
 Class Z          20,272        n/a
--------------------------------------



[mountain chart data]:

              Class A shares         Class A shares               Lehman Bros.
        without sales charge      with sales charge    Gov't/Credit Bond Index

12/1992              $10,000                $ 9,525                    $10,000
                      10,253                  9,766                     10,229
                      10,464                  9,967                     10,431
                      10,551                 10,050                     10,484
                      10,649                 10,143                     10,577
                      10,659                 10,153                     10,574
                      10,917                 10,398                     10,787
                      10,960                 10,440                     10,831
                      11,211                 10,679                     11,041
                      11,273                 10,738                     11,089
                      11,368                 10,828                     11,131
                      11,233                 10,699                     11,045
                      11,340                 10,802                     11,113
                      11,516                 10,969                     11,290
                      11,300                 10,763                     11,075
                      10,979                 10,457                     10,810
                      10,861                 10,345                     10,722
                      10,858                 10,342                     10,727
                      10,841                 10,326                     10,726
                      11,004                 10,482                     10,935
                      11,064                 10,538                     10,980
                      10,932                 10,413                     10,837
                      10,919                 10,400                     10,821
                      10,857                 10,341                     10,768
                      10,904                 10,387                     10,820
                      11,085                 10,559                     11,028
                      11,383                 10,842                     11,292
                      11,480                 10,935                     11,397
                      11,662                 11,108                     11,573
                      12,119                 11,543                     12,015
                      12,229                 11,648                     12,112
                      12,233                 11,652                     12,098
                      12,375                 11,787                     12,248
                      12,511                 11,917                     12,362
                      12,664                 12,062                     12,507
                      12,866                 12,255                     12,716
                      13,061                 12,440                     12,878
                      13,191                 12,565                     12,998
                      12,989                 12,372                     12,790
                      12,871                 12,260                     12,698
                      12,803                 12,195                     12,625
                      12,789                 12,181                     12,605
                      12,933                 12,319                     12,760
                      12,960                 12,345                     12,792
                      12,976                 12,360                     12,786
                      13,217                 12,590                     13,008
                      13,504                 12,863                     13,295
                      13,788                 13,133                     13,522
                      13,694                 13,044                     13,389
                      13,764                 13,110                     13,444
                      13,868                 13,210                     13,482
                      13,687                 13,037                     13,335
                      13,841                 13,184                     13,512
                      14,056                 13,388                     13,648
                      14,268                 13,590                     13,799
                      14,713                 14,015                     14,164
                      14,538                 13,848                     14,040
                      14,751                 14,050                     14,236
                      14,792                 14,089                     14,368
                      14,860                 14,154                     14,402
                      15,007                 14,294                     14,511
                      15,174                 14,453                     14,704
                      15,210                 14,488                     14,705
                      15,298                 14,572                     14,757
                      15,382                 14,652                     14,841
                      15,472                 14,737                     14,969
                      15,512                 14,775                     15,051
                      15,572                 14,833                     15,090
                      15,239                 14,515                     15,197
                      15,561                 14,821                     15,652
                      15,239                 14,515                     15,526
                      15,514                 14,777                     15,648
                      15,606                 14,865                     15,715
                      15,737                 14,989                     15,841
                      15,499                 14,763                     15,571
                      15,674                 14,930                     15,716
                      15,814                 15,063                     15,777
                      15,649                 14,906                     15,602
                      15,592                 14,851                     15,588
                      15,542                 14,803                     15,538
                      15,509                 14,772                     15,527
                      15,666                 14,922                     15,698
                      15,710                 14,963                     15,758
                      15,804                 15,053                     15,796
                      15,799                 15,049                     15,740
                      15,837                 15,085                     15,673
                      16,011                 15,251                     15,801
                      16,192                 15,423                     15,936
                      16,017                 15,256                     15,843
                      15,940                 15,183                     15,835
                      16,363                 15,586                     16,165
                      16,579                 15,791                     16,313
                      16,832                 16,033                     16,522
                      16,900                 16,097                     16,682
                      16,822                 16,023                     16,697
                      16,978                 16,172                     16,896
                      17,344                 16,520                     17,227
                      17,744                 16,901                     17,591
                      17,987                 17,133                     17,763
                      18,070                 17,212                     17,911
                      18,054                 17,196                     17,877
                      18,250                 17,384                     18,012
                      18,303                 17,434                     18,092
                      18,702                 17,814                     18,515
                      18,931                 18,031                     18,726
                      18,582                 17,700                     18,842
                      18,876                 17,979                     19,178
                      18,897                 17,999                     19,030
                      18,795                 17,902                     18,908
                      18,939                 18,040                     19,027
                      19,006                 18,103                     19,172
                      18,911                 18,012                     18,877
                      19,294                 18,378                     19,139
                      19,412                 18,490                     19,399
                      19,317                 18,399                     19,475
                      19,201                 18,289                     19,539
                      19,478                 18,552                     19,916
                      19,694                 18,758                     20,291
                      19,288                 18,372                     20,128
                      19,705                 18,769                     20,295
12/2002               20,126                 19,167                     20,816


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment on December 31, 1992 and reinvestment of income and capital gains distributions. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of a selection of US government and investment grade corporate bonds. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.



Average annual total return as of 12/31/02 (%)

Share class                       A                           B                           C                     Z
Inception                      7/31/00                     7/15/02                     7/15/02               3/5/86
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)              4.27         -0.68          3.36         -1.13          3.43           2.95          4.46
-------------------------------------------------------------------------------------------------------------------
1-year                    7.17          2.10          6.76          1.76          6.83           5.83          7.61
-------------------------------------------------------------------------------------------------------------------
5-year                    6.06          5.03          5.98          5.68          5.99           5.99          6.21
-------------------------------------------------------------------------------------------------------------------
10-year                   7.24          6.72          7.20          7.20          7.21           7.21          7.32
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B and C (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

SEC YIELDS ON 12/31/02 (%)
CLASS A                  5.18
CLASS B                  4.70
CLASS C                  4.86
CLASS Z                  5.98

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 4.67% for the class C shares.

PORTFOLIO STRUCTURE AS OF 12/31/02 (%)
US TREASURY BONDS,
   5.375% 2/12/31                  2.1
US TREASURY BONDS,
   7.250% 5/15/16                  1.2
EXPRESS SCRIPTS                    1.1
INTERNATIONAL LEASE FINANCE        1.1
MARRIOTT INTERNATIONAL             1.1
HOUSEHOLD FINANCE                  1.1


MATURITY BREAKDOWN AS OF 12/31/02 (%)
[bar chart data]:

0-1 year                   8.9
1-3 years                  8.0
3-5 years                 17.8
5-10 years                43.5
Over 10 years             20.1
Other net assets           1.7


Portfolio structure and maturity breakdowns are calculated as a percentage of net assets. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain these breakdowns and structure in the future.



 PORTFOLIO MANAGER'S REPORT

For the six-month period ended December 31, 2002, Liberty Income Fund's class A shares generated a total return of 4.27% without sales charge. The fund underperformed its benchmark, the Lehman Brothers Government/Credit Bond Index, which returned 7.93% for the same period. The fund's peer group, the Lipper Corporate BBB Rated Debt Fund Category, averaged 5.64% for the six-month period.1 The fund underperformed its benchmark and peer group primarily because of its greater exposure to high-yield bonds, which declined along with the stock market between July and October.

UNCERTAINTY CHARACTERIZED MARKETS
While corporate bonds generally outperformed stocks during the period, the uncertainty that continued to dominate financial markets put pressure on the sector. Ongoing fallout from accounting scandals, slow economic growth and concerns over potential war with Iraq created a volatile environment for all but the highest quality bonds. Although the fund had a relatively light exposure to high-yield securities, even that was enough to detract from performance during the first four months of the period. Our high-yield investments helped performance in the last few months of the period, as the sector rebounded.

SECTOR STRATEGIES
One strategy that worked well was increasing exposure to sectors with high cash flow, including oil and natural gas companies. Many companies in the energy sector are producing a higher return on investment than they were five or ten years ago. These tend to be conservatively managed companies that can hold up under trying economic conditions, but with the potential to benefit from rising demand if the economy improves.

We reduced our exposure to media and telecom-munications early in the period, which also helped performance. Many of these companies were downgraded to non-investment grade status in the wake of the WorldCom bankruptcy (an issue that the fund did not own).

Our investments in the airline industry, although modest, detracted from performance. The high cost of labor contracts, decreasing passenger levels since September 11th and increasingly expensive jet fuel have taken a toll on that sector.


------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

FOCUS ON THE BASICS
In 2002, over $100 billion in investment-grade bonds were downgraded to high yield--more than the total new issuance in the high-yield market for the year. As a result, the BB-rated segment of the high-yield bond market has been flooded with companies that have lost their investment grade ratings. Recently, we have taken on more credit risk and increased our BB- and B-rated holdings to take advantage of the yield advantage these issues can offer. Our approach to this market was to focus on well-managed companies that have been increasing cash flow and revenues and paying down debt. In addition, we have focused primarily on high-yield bonds with short to intermediate maturities, which we believe offer the best values in this market.

OUTLOOK REMAINS CAUTIOUS
After two years of steady decline, interest rates were relatively stable during the period. At 1.25%, the federal funds rate--what commercial banks pay to borrow from each other--is historically low, and we believe it is unlikely to fall much further. We expect the Federal Reserve Board to continue to be conservative. But in a slow-growth economy, we believe that corporate earnings are likely to remain unstable, leading to continued near-term volatility for corporate bond prices. As a result, we continue to favor intermediate-term securities, which have the potential to benefit the fund if interest rates remain stable, and would decline less than longer-term bonds if interest rates rise.

/s/ Stephen F. Lockman

Stephen F. Lockman, CFA is a senior vice president of Stein Roe & Farnham, Incorporated (Stein Roe), the fund's investment advisor, and manager of Liberty Income Fund. Mr. Lockman was the manager, co-manager or associate manager of the fund from 1995-1998 and the manager or co-manager of the SR&F Income Portfolio, in which the fund formerly invested, from 1998 until July 2002.


-----------
Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Government/Credit Bond Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.


 QUALITY BREAKDOWN AS OF 12/31/02 (%)

[bar chart data]:

AAA                   5.0
AA                    7.2
A                    19.9
BBB                  24.0
BB                   23.9
B                     9.1
Non-rated             2.0
Cash                  8.9


Quality breakdown is calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

 INVESTMENT PORTFOLIO

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES - 84.6%                 PAR         VALUE
--------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 1.4%
AGRICULTURAL SERVICES - 1.0%
Monsanto Co.,
   7.375% 08/15/12$             4,350,000  $  4,694,215
                                          -------------
FORESTRY - 0.4%
Potlatch Corp.,
   10.000% 07/15/11               500,000       547,500
Weyerhaeuser Co.,
   7.375% 03/15/32              1,425,000     1,546,424
                                          -------------
                                              2,093,924
                                          -------------

-------------------------------------------------------
CONSTRUCTION - 3.8%
BUILDING CONSTRUCTION - 3.8%
Beazer Homes USA, Inc.,
   8.875% 04/01/08              3,000,000     3,105,000
Centex Corp.,
   9.750% 06/15/05              2,000,000     2,290,060
Del Webb Corp.,
   9.375% 05/01/09              3,000,000     3,120,000
D.R. Horton, Inc.:
   9.750% 09/15/10                500,000       512,500
   10.500% 04/01/05             2,000,000     2,120,000
KB Home,
   8.625% 12/15/08              1,000,000     1,032,500
MDC Holdings, Inc.,
   7.000% 12/01/02              4,500,000     4,376,250
Pulte Homes, Inc.,
   7.875% 06/15/32              1,500,000     1,532,940
                                          -------------
                                             18,089,250
                                          -------------

-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 23.6%
DEPOSITORY INSTITUTIONS - 6.4%
Barclays Bank PLC:
   6.860% 09/29/49 (a)(b)       2,500,000     2,561,250
   7.375% 06/29/49 (a)(b)       2,500,000     2,804,850
Credit Suisse First Boston USA, Inc.:
   7.125% 07/15/32              2,500,000     2,657,675
   7.900% 05/29/49 (a)(b)       3,500,000     3,744,654
Export-Import Bank of Korea,
   6.375% 02/15/06              2,000,000     2,175,780
North Fork Bancorporation, Inc.,
   5.875% 08/15/12              4,000,000     4,335,640
Popular, Inc.,
   6.125% 10/15/06              3,000,000     3,208,950
Sovereign Bancorp, Inc.:
   8.000% 03/15/03              1,500,000     1,500,000
   10.500% 11/15/06             2,500,000     2,816,875
Swiss Bank Corp.,
   7.375% 07/15/15              4,000,000     4,799,560
                                          -------------
                                             30,605,234
                                          -------------





                                      PAR         VALUE
-------------------------------------------------------
FINANCIAL SERVICES - 4.7%
Boeing Capital Corp.,
   7.375% 09/27/10            $ 1,500,000   $ 1,688,460
Capital One Financial Corp.,
   8.750% 02/01/07              5,000,000     4,750,000
International Lease Finance Corp.,
   6.375% 03/15/09              5,000,000     5,350,750
John Deere Capital Corp.,
   7.000% 03/15/12              4,000,000     4,642,600
National Rural Utilities
   Cooperative Finance Corp.:
   5.750% 08/28/09              3,500,000     3,711,120
   7.250% 03/01/12              2,000,000     2,305,640
                                          -------------
                                             22,448,570
                                          -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.6%
HSBC Holdings PLC,
   9.547% 12/31/49 (a)(b)       2,500,000     3,074,795
                                          -------------
INSURANCE CARRIERS - 2.0%
Florida Windstorm
   Underwriting Association,
   7.125% 02/25/19 (a)          2,000,000     2,289,880
Jefferson-Pilot Capital Trust,
   8.285% 03/01/46 (a)          2,000,000     2,165,940
Nationwide Financial
   Services, Inc.,
   5.900% 07/01/12              1,800,000     1,841,292
Prudential Insurance Co.
   of America,
   7.650% 07/01/07 (a)          3,000,000     3,403,170
                                          -------------
                                              9,700,282
                                          -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.0%
General Motors Acceptance Corp.:
   6.125% 08/28/07              2,500,000     2,529,200
   7.250% 03/02/11              2,000,000     2,040,980
Household Finance Corp.,
   5.750% 01/30/07              5,000,000     5,229,350
                                          -------------
                                              9,799,530
                                          -------------
REAL ESTATE - 4.3%
Archstone-Smith Operating Trust,
   5.000% 08/15/07              2,000,000     2,032,620
Host Marriott L.P.,
   9.500% 01/15/07              1,000,000     1,015,000
iStar Financial, Inc.,
   8.750% 08/15/08              4,680,000     4,914,000
Property Trust of America,
   6.875% 02/15/08              1,500,000     1,609,725
Prudential Property
   Separate Account:
   6.625% 04/01/09 (a)          3,000,000     3,075,600
   7.125% 07/01/07 (a)          4,000,000     4,371,000




See notes to investment portfolio.

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE (CONTINUED)
REAL ESTATE (CONTINUED)
Regency Centers L.P.,
   6.750% 01/15/12            $ 1,200,000   $ 1,290,984
Ventas Realty L.P.,
   9.000% 05/01/12              2,000,000     2,190,000
                                          -------------
                                             20,498,929
                                          -------------
SECURITY BROKERS & DEALERS - 3.6%
Goldman Sachs Group, Inc.:
   5.500% 11/15/14              2,600,000     2,621,216
   7.800% 01/28/10              2,000,000     2,338,060
Jefferies Group, Inc.,
   7.750% 03/15/12              2,750,000     2,875,345
LaBranche & Co., Inc.,
   12.000% 03/02/07             2,000,000     2,230,000
Morgan Stanley, Dean
   Witter, & Co.,
   6.600% 04/01/12              2,500,000     2,758,700
Spear Leeds & Kellogg L.P.,
   8.250% 08/15/05 (a)          4,000,000     4,546,840
                                          -------------
                                             17,370,161
                                          -------------

-------------------------------------------------------
MANUFACTURING - 15.0%
APPAREL - 0.2%
Cintas Corp.,
   6.000% 06/01/12                750,000       819,502
                                          -------------
CHEMICALS & ALLIED PRODUCTS - 3.7%
Biovail Corp.,
   7.875% 04/01/10              3,000,000     3,000,000
Dow Chemical Co.,
   5.750% 11/15/09              4,500,000     4,656,105
Express Scripts, Inc.,
   9.625% 06/15/09              5,000,000     5,400,000
Methanex Corp.,
   7.750% 08/15/05              3,000,000     3,117,270
Quest Diagnostics,
   7.500% 07/12/11              1,500,000     1,713,315
                                          -------------
                                             17,886,690
                                          -------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.2%
AMETEK, Inc.,
   7.200% 07/15/08              1,000,000     1,040,970
                                          -------------
FOOD & KINDRED PRODUCTS - 1.2%
Constellation Brands, Inc.,
   8.125% 01/15/12              1,000,000     1,035,000
Panamerican Beverages, Inc.,
   7.250% 07/01/09              2,000,000     1,978,180
Pepsi-Gemex SA,
   9.750% 03/30/04              1,500,000     1,621,875





                                      PAR         VALUE
-------------------------------------------------------
Smithfield Foods, Inc.:
   8.000% 10/15/09            $   500,000    $  510,000
   8.000% 10/15/09 (a)            500,000       510,000
                                          -------------
                                              5,655,055
                                          -------------
HOME FURNISHING & EQUIPMENT - 0.2%
Simmons Co.,
   10.250% 03/15/09               750,000       813,750
                                          -------------
LUMBER & WOOD PRODUCTS - 0.4%
Georgia-Pacific Corp.,
   8.875% 05/15/31              2,400,000     2,064,000
                                          -------------
MACHINERY & COMPUTER EQUIPMENT - 2.6%
Briggs & Stratton Corp.,
   8.875% 03/15/11              3,400,000     3,672,000
Cincinnati Milacron, Inc.,
   8.375% 03/15/04              2,000,000     1,540,000
Computer Associates
   International, Inc.,
   6.250% 04/15/03              3,000,000     2,992,500
IBM Canada Credit Services Co.,
   3.750% 11/30/07 (a)          4,000,000     4,015,480
NMHG Holding Co.,
   10.000% 05/15/09                35,000        34,650
                                          -------------
                                             12,254,630
                                          -------------
MISCELLANEOUS MANUFACTURING - 2.6%
American Axle &
   Manufacturing, Inc.,
   9.750% 03/01/09              4,000,000     4,300,000
Brascan Corp.,
   7.125% 06/15/12              1,500,000     1,583,160
Dana Corp.:
   9.000% 08/15/11              1,100,000     1,064,250
   10.125% 03/15/10             1,500,000     1,522,500
Lear Corp.,
   8.110% 05/15/09                400,000       423,000
Tyco International Group SA,
   7.000% 06/15/28              4,250,000     3,676,250
                                          -------------
                                             12,569,160
                                          -------------
PAPER PRODUCTS - 0.5%
Buhrmann US, Inc.,
   12.250% 11/01/09             1,750,000     1,610,000
Sappi Papier Holding Co.,
   7.500% 06/15/32 (a)            750,000       838,695
                                          -------------
                                              2,448,695
                                          -------------
PETROLEUM REFINING - 1.5%
ConocoPhillips,
   5.900% 10/15/32 (a)          1,500,000     1,492,515
Pennzoil-Quaker State Co.,
   10.000% 11/01/08               650,000       810,232



See notes to investment portfolio.

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
MANUFACTURING (CONTINUED)
PETROLEUM REFINING (CONTINUED)
Phillips Petroleum Co.,
   9.375% 02/15/11            $ 2,000,000   $ 2,573,380
USX Marathon Group,
   9.375% 02/15/12              1,700,000     2,188,801
                                          -------------
                                              7,064,928
                                          -------------
PRIMARY METAL - 0.2%
United States Steel Corp.,
   10.750% 08/01/08             1,000,000       985,000
                                          -------------
STONE, CLAY, GLASS & CONCRETE - 0.6%
Owens-Brockway Glass
   Container, Inc.,
   8.875% 02/15/09              3,000,000     3,075,000
                                          -------------
TOBACCO PRODUCTS - 1.1% UST, Inc.:
   6.625% 07/15/12 (a)          2,000,000     2,170,460
   8.800% 03/15/05              3,000,000     3,339,930
                                          -------------
                                              5,510,390
                                          -------------

-------------------------------------------------------
MINING & ENERGY - 7.8%
GOLD & SILVER MINING - 0.2%
Newmont Mining Corp.,
   8.625% 05/15/11              1,000,000     1,142,530
                                          -------------
OIL & GAS EXTRACTION - 5.5%
Chesapeake Energy Corp.,
   8.125% 04/01/11              1,000,000     1,035,000
Derlan Manufacturing, Inc.,
   10.000% 01/15/07             1,019,000       906,910
Husky Oil Ltd.,
   8.900% 08/15/28 (b)          3,000,000     3,313,716
Lyondell PetroChemical Co.,
   9.550% 05/15/06              2,000,000     1,880,000
Murphy Oil Corp.,
   6.375% 05/01/12              2,250,000     2,457,878
Nexen, Inc.,
   7.875% 03/15/32              3,500,000     3,703,665
Newfield Exploration Co.,
   7.450% 10/15/07              1,500,000     1,575,000
Noble Drilling Corp.,
   7.500% 03/15/19              3,500,000     3,946,845
Occidental Petroleum Corp.,
   10.125% 09/15/09             1,600,000     2,043,968
Pemex Master Trust,
   9.125% 10/13/10                750,000       858,750
Pioneer Natural Resources Co.,
   9.625% 04/01/10              1,000,000     1,165,000




                                      PAR         VALUE
-------------------------------------------------------
Pogo Producing Co.,
   8.250% 04/15/11            $ 1,000,000   $ 1,050,000
Transocean, Inc.,
   9.500% 12/15/08              2,000,000     2,531,700
                                          -------------
                                             26,468,432
                                          -------------
OIL & GAS FIELD SERVICES - 2.1%
Devon Financing Corp.,
   7.875% 09/30/31              2,600,000     3,134,274
PDVSA Finance Ltd.,
   7.400% 08/15/16              2,500,000     1,775,000
Petrobas International
   Finance Co.,
   9.750% 07/06/11              1,500,000     1,290,000
SESI LLC,
   8.875% 05/15/11              1,750,000     1,785,000
XTO Energy, Inc.:
   7.500% 04/15/12              1,000,000     1,060,000
   8.750% 11/01/09              1,000,000     1,047,500
                                          -------------
                                             10,091,774
                                          -------------

-------------------------------------------------------
RETAIL TRADE - 2.4%
FOOD STORES - 1.3%
Great Atlantic & Pacific Tea Co.,
   9.125% 12/15/11              4,000,000     2,880,000
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08              3,000,000     3,060,000
                                          -------------
                                              5,940,000
                                          -------------
GENERAL MERCHANDISE STORES - 1.1%
Sears Roebuck Acceptance Corp.,
   7.000% 06/01/32              3,000,000     2,548,410
Toys R Us, Inc.,
   7.625% 08/01/11              3,000,000     2,925,000
                                          -------------
                                              5,473,410
                                          -------------

-------------------------------------------------------
SERVICES - 14.1%
AMUSEMENT & RECREATION - 3.2%
Argosy Gaming Co.,
   10.750% 06/01/09             3,000,000     3,300,000
Harrahs Operating Co., Inc.:
   7.125% 06/01/07              3,750,000     4,133,962
   7.875% 12/15/05                500,000       533,750
International Game Technology,
   8.375% 05/15/09              1,000,000     1,105,000
Mohegan Tribal Gaming Authority,
   8.125% 01/01/06              1,000,000     1,047,500
Park Place Entertainment Corp.,
   9.375% 02/15/07              2,500,000     2,662,500
Six Flags, Inc.,
   9.500% 02/01/09                750,000       721,875
Speedway Motorsports, Inc.,
   8.500% 08/15/07              1,730,000     1,807,850
                                          -------------
                                             15,312,437
                                          -------------



See notes to investment portfolio.

December 31, 2002 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
SERVICES (CONTINUED)
AUTO EQUIPMENT & RENTAL SERVICES - 2.3%
ERAC USA Finance Co.:
   8.000% 11/15/11 (a)        $ 3,000,000   $ 3,374,610
   9.125% 12/15/04 (a)          2,000,000     2,209,380
Hertz Corp.,
   7.625% 06/01/12              2,750,000     2,610,438
United Rentals, Inc.,
   10.750% 04/15/08             3,000,000     2,970,000
                                          -------------
                                             11,164,428
                                          -------------
BUSINESS SERVICES - 0.2%
DynCorp, Inc.,
   9.500% 03/01/07              1,000,000     1,030,000
                                          -------------
HEALTH SERVICES - 4.2%
Caremark RX, Inc.,
   7.375% 10/01/06              5,000,000     5,100,000
Coventry Health Care, Inc.,
   8.125% 02/15/12              1,000,000     1,055,000
HCA, Inc.:
   7.125% 06/01/06              4,000,000     4,201,200
   8.750% 09/01/10              1,500,000     1,718,760
HealthSouth Corp.:
   7.625% 06/01/12              4,500,000     3,712,500
   10.750% 10/01/08             4,000,000     3,400,000
Humana, Inc.,
   7.250% 08/01/06              1,000,000     1,077,680
                                          -------------
                                             20,265,140
                                          -------------
HOTELS, CAMPS & LODGING - 2.9%
Hollywood Casino Corp.,
   11.250% 05/01/07               750,000       813,750
Hyatt Equities LLC,
   6.875% 06/15/07 (a)          2,000,000     2,010,700
Marriott International, Inc.,
   6.875% 11/15/05              5,000,000     5,336,300
Meditrust Companies:
   7.620% 09/13/05              2,200,000     2,178,000
   7.820% 09/10/26              1,000,000     1,010,000
Starwood Hotels & Resorts
   Worldwide, Inc.:
   7.375% 05/01/07 (a)          2,000,000     1,972,500
   7.875% 05/01/12 (a)            500,000       495,000
                                          -------------
                                             13,816,250
                                          -------------
MOTION PICTURES - 0.9%
The Walt Disney Co.,
   5.375% 06/01/07              4,000,000     4,239,400
                                          -------------
RENTAL & LEASING SERVICES - 0.4%
Rent-A-Center, Inc.,
   11.000% 08/12/08             2,000,000     2,150,000
                                          -------------




                                      PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 16.0%
AEROSPACE - 1.1%
Raytheon Co.,
   5.500% 11/15/12            $ 1,250,000   $ 1,269,400
Systems 2001 Asset Trust:
   6.664% 09/15/13 (a)          1,490,559     1,606,373
   7.156% 12/15/11 (a)          2,205,879     2,353,186
                                          -------------
                                              5,228,959
                                          -------------
AIR TRANSPORTATION - 2.7%
Air 2 US,
   8.027% 10/01/19 (a)          2,343,754     1,523,440
American Airlines, Inc.:
   7.024% 10/15/09              3,029,000     2,847,260
   9.710% 01/02/07              2,032,966     1,219,780
Delta Air Lines, Inc.,
   7.779% 11/18/05              3,750,000     3,000,000
Federal Express Corp.,
   9.650% 06/15/12              1,000,000     1,327,320
Southwest Airlines Co.,
   5.496% 11/01/06              3,000,000     3,110,820
                                          -------------
                                             13,028,620
                                          -------------
BROADCASTING - 0.5%
Gannett Co., Inc.,
   6.375% 04/01/12              2,000,000     2,275,000
                                          -------------
CABLE - 1.0%
Continental Cablevision, Inc.,
   8.875% 09/15/05              1,200,000     1,284,000
USA Interactive,
   7.000% 01/15/13 (a)          3,500,000     3,622,990
                                          -------------
                                              4,906,990
                                          -------------
ELECTRIC SERVICES - 6.3%
AES Corp.,
   8.750% 06/15/08              1,250,000       725,000
Calpine Canada Energy
   Finance ULC,
   8.500% 05/01/08              1,500,000       675,000
Calpine Corp.,
   8.500% 02/15/11              1,500,000       667,500
CMS Energy Corp.,
   8.375% 07/01/03 (b)          5,000,000     4,850,000
Constellation Energy Group, Inc.,
   6.125% 09/01/09              2,500,000     2,594,025
Dominion Resources, Inc.:
   6.750% 12/15/32              2,500,000     2,570,125
   8.125% 06/15/10              2,000,000     2,321,620
Edison Mission Energy,
   9.875% 04/15/11                500,000       235,000



See notes to investment portfolio.

December 31, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC SERVICES (CONTINUED)
FirstEnergy Corp.,
   7.375% 11/15/31            $ 2,000,000   $ 1,928,200
Midamerican Energy Holdings Co.,
   5.875% 10/01/12 (a)          3,000,000     3,012,930
Northern States Power Co.,
   8.000% 08/28/12 (a)          1,750,000     1,971,147
Orion Power Holdings, Inc.,
   12.000% 05/01/10             1,000,000       715,000
Pinnacle Partners,
   8.830% 08/15/04 (a)          2,750,000     2,530,000
PSEG Power LLC,
   7.750% 04/15/11              2,000,000     2,070,000
Southern Power Co.,
   6.250% 07/15/12              2,000,000     2,107,740
South Point Energy Center LLC,
   8.400% 05/30/12 (a)            840,264       533,568
Western Resources, Inc.,
   7.875% 05/15/07                750,000       750,000
                                          -------------
                                             30,256,855
                                          -------------
GAS SERVICES - 0.3%
Southern California Gas Co.,
   4.800% 10/01/12              1,500,000     1,509,765
                                          -------------
RAILROAD - 0.5%
Burlington Northern Railroad Co.,
   9.250% 10/01/06              2,000,000     2,382,880
                                          -------------
SANITARY SERVICES - 1.2%
Allied Waste North America, Inc.:
   7.625% 01/01/06                500,000       495,000
   8.500% 12/01/08                500,000       502,500
   8.875% 04/01/08                500,000       507,500
Waste Management, Inc.:
   7.375% 08/01/10              1,250,000     1,369,563
   7.750% 05/15/32 (a)          2,500,000     2,703,925
                                          -------------
                                              5,578,488
                                          -------------
TELECOMMUNICATIONS - 1.6%
Comtel Brasileira Ltd.,
   10.750% 09/26/04 (a)         2,000,000     1,730,000
Insight Midwest L.P.,
   9.750% 10/01/09 (a)          4,000,000     3,780,000
News America Holdings, Inc.,
   9.250% 02/01/13              2,000,000     2,407,400
                                          -------------
                                              7,917,400
                                          -------------





                                      PAR         VALUE
-------------------------------------------------------
TELEPHONE COMMUNICATIONS EX RADIOTELEPHONE - 0.8%
ALLTEL Corp.,
   7.875% 07/01/32$             3,000,000 $   3,659,970
                                          -------------

-------------------------------------------------------
WHOLESALE TRADE - 0.5%
NON-DURABLE GOODS - 0.5%
Lilly Del Mar, Inc.,
   7.717% 08/01/29 (a)(b)       2,250,000     2,406,969
                                          -------------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $398,526,409)                   406,808,357
                                          -------------

GOVERNMENT OBLIGATIONS - 4.8%
-------------------------------------------------------
FOREIGN GOVERNMENT BOND - 0.7%
State of Qatar,
   9.750% 06/15/30 (a)          2,750,000     3,437,500
                                          -------------

-------------------------------------------------------
U.S. GOVERNMENT
AGENCIES & OBLIGATIONS - 4.1%
Federal National Mortgage
   Association,
   9.000% 07/01/19-06/01/20       120,015       132,391
                                          -------------
Government National Mortgage
   Association:
   10.000% 10/15/17-01/15/19        8,870        10,166
   10.500% 01/15/16-04/15/20      102,754       119,149
   11.500% 05/15/13                12,491        14,580
   12.500% 10/15/10-01/15/14       49,074        57,888
   13.000% 04/15/11                 4,711         5,591
   14.000% 08/15/11                 3,048         3,682
                                          -------------
                                                211,056
                                          -------------
U.S. Treasury Bonds:
   5.375% 02/12/31              9,260,000    10,094,845
   7.250% 05/15/16              4,500,000     5,762,110
   10.375% 11/15/12             2,000,000     2,673,124
                                          -------------
                                             18,530,079
                                          -------------
U.S. Treasury Note,
   4.375% 08/15/12                540,000       564,447
                                          -------------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $20,706,380)                     22,875,473
                                          -------------

ASSET-BACKED SECURITY - 0.0%
-------------------------------------------------------
Option One Mortgage
   Securities Corp.,
   9.660% 03/26/29 (a)
   (cost of $144,977)             144,977       144,252
                                          -------------




See notes to investment portfolio.

December 31, 2002 (Unaudited)


SHORT-TERM OBLIGATION - 8.9%          PAR         VALUE
-------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 12/31/02, due 01/02/03 at
   1.180%, collateralized by a
   U.S. Treasury Bond maturing
   11/15/16, market value
   $43,759,411 (repurchase
   proceeds $42,900,812)
   (cost of $42,898,000)      $42,898,000  $ 42,898,000
                                          -------------
TOTAL INVESTMENTS - 98.3%
   (cost of $462,275,766) (c)               472,726,082
                                          -------------

OTHER ASSETS & LIABILITIES, NET - 1.7%        7,997,352
-------------------------------------------------------
NET ASSETS - 100.0%                        $480,723,434
                                          =============




NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $82,483,599, which represents 17.2% of net assets.
(b) Interest rates on variable rate securities change periodically. The rate listed is as of December 31, 2002.
(c) Cost for federal income tax purposes is $463,615,290.



See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES


December 31, 2002 (Unaudited)



ASSETS:
Investments, at cost                       $462,275,766
                                          -------------
Investments, at value                      $472,726,082
Cash                                                573
Foreign currency (cost of $185)                      97
Receivable for:
   Fund shares sold                           2,674,170
   Interest                                   8,266,366
Deferred Trustees' compensation plan              5,715
Other assets                                    160,042
                                          -------------
     Total Assets                           483,833,045
                                          -------------
LIABILITIES:
Payable for:
   Investments purchased                      1,788,167
   Fund shares repurchased                      584,885
   Distributions                                454,602
   Management fee                               168,568
   Administration fee                            50,766
   Pricing and bookkeeping fees                  16,204
   Registration fee                              40,704
Deferred Trustees' fee                            5,715
                                          -------------
     Total Liabilities                        3,109,611
                                          -------------
NET ASSETS                                 $480,723,434
                                          =============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $495,128,555
Overdistributed net investment income          (815,217)
Accumulated net realized loss               (24,040,132)
Net unrealized appreciation
(depreciation) on:
   Investments                               10,450,316
   Foreign currency translations                    (88)
                                          -------------
NET ASSETS                                 $480,723,434
                                          =============
CLASS A:
Net assets                                 $ 88,004,451
Shares outstanding                            9,200,771
                                          -------------
Net asset value per share                  $       9.56(a)
                                          =============
Maximum offering price per share
   ($9.56/0.9525)                          $      10.04(b)
                                          =============
CLASS B:
Net assets                                 $ 32,404,167
Shares outstanding                            3,388,206
                                          =============
Net asset value and offering
   price per share                         $       9.56(a)
                                          =============
CLASS C:
Net assets                                 $  4,767,609
Shares outstanding                              498,476
                                          =============
Net asset value and offering
   price per share                         $       9.56(a)
                                          =============
CLASS Z:
Net assets                                 $355,547,207
Shares outstanding                           37,173,018
                                          =============
Net asset value, offering and redemption
   price per share                         $       9.56
                                          =============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.




 STATEMENT OF OPERATIONS


For the Six Months Ended
December 31, 2002 (Unaudited)


INVESTMENT INCOME:
Interest                                    $15,455,414
                                          -------------
EXPENSES:
Expenses allocated from the Portfolio            66,898
Management fee                                1,030,624
Administration fee                              296,417
Distribution fee:
   Class B                                      113,684
   Class C                                       14,736
Service fee:
   Class A                                      104,705
   Class B                                       37,894
   Class C                                        4,919
Transfer agent fee:
   Class A, B and C                             184,639
   Class Z                                      109,550
Pricing and bookkeeping fees                     86,599
Trustees' fee                                     6,192
Custody fee                                       7,234
Other expenses                                   86,732
                                          -------------
   Total Expenses                             2,150,823
Fees and expenses waived or reimbursed
   by Advisor                                   (58,635)
Fees waived by Distributor - Class C             (2,930)
Custody earnings credit                            (343)
                                          -------------
   Net Expenses                               2,088,915
                                          -------------
Net Investment Income                        13,366,499
                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                               (4,757,478)
   Foreign currency transactions                 (8,263)
                                          -------------
     Net realized loss                       (4,765,741)
                                          -------------
Net change in unrealized
appreciation/depreciation on:
   Investments                               10,796,583
   Foreign currency translations                    (88)
                                          -------------
     Net change in unrealized
       appreciation/depreciation             10,796,495
                                          -------------
Net Gain                                      6,030,754
                                          -------------

Net Increase in Net Assets from
   Operations                               $19,397,253
                                          =============




See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED    YEAR ENDED
INCREASE (DECREASE)           DECEMBER 31,  JUNE 30,
IN NET ASSETS:                    2002        2002
-------------------------------------------------------

OPERATIONS:
Net investment income        $ 13,366,499 $ 18,767,145
Net realized loss on investments
   and foreign currency
   transactions                (4,765,741)  (2,281,856)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations       10,796,495   (1,393,561)
                              -----------  -----------
Net Increase from Operations   19,397,253   15,091,728
                              -----------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,459,174)        (336)
   Class B                       (763,427)          --
   Class C                       (102,298)          --
   Class Z                    (10,436,764) (19,104,757)
Return of capital:
   Class A                             --           (1)
   Class Z                             --      (35,938)
                              -----------  -----------
Total Distributions Declared
   to Shareholders            (13,761,663) (19,141,032)
                              -----------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                8,779,441      408,267
   Proceeds received in
     connection with merger    92,697,100           --
   Distributions reinvested     1,439,314          168
   Redemptions                (15,937,071)    (204,204)
                              -----------  -----------
     Net Increase              86,978,784      204,231
                              -----------  -----------
Class B:
   Subscriptions                4,571,299           --
   Proceeds received in
     connection with merger    32,521,573           --
   Distributions reinvested       481,604           --
   Redemptions                 (5,475,107)          --
                              -----------  -----------
     Net Increase              32,099,369           --
                              -----------  -----------
Class C:
Subscriptions                   1,427,095           --
   Proceeds received in
     connection with merger     3,795,846           --
   Distributions reinvested        62,339           --
   Redemptions                   (570,211)          --
                              -----------  -----------
     Net Increase               4,715,069           --
                              -----------  -----------




                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED    YEAR ENDED
INCREASE (DECREASE)           DECEMBER 31,  JUNE 30,
IN NET ASSETS:                    2002        2002
------------------------------------------------------

Class Z:
   Subscriptions             $ 55,823,907 $129,053,213
   Distributions reinvested     9,793,774   17,598,485
   Redemptions                (41,648,107) (81,573,998)
                              -----------  -----------
     Net Increase              23,969,574   65,077,700
                              -----------  -----------
Net Increase from Share
   Transactions               147,762,796   65,281,931
                              -----------  -----------
Total Increase in Net Assets  153,398,386   61,232,627

NET ASSETS:
Beginning of period           327,325,048  266,092,421
                              -----------  -----------
End of period (overdistributed
   net investment income
   of $(815,217) and
   $(420,053), respectively) $480,723,434 $327,325,048
                              ===========  ===========

CHANGES IN SHARES:
Class A:
   Subscriptions                1,294,580       42,979
   Issued in connection
    with merger                 9,788,501           --
   Issued for distributions
    reinvested                    152,834           18
   Redemptions                 (2,056,762)     (21,498)
                              -----------  -----------
     Net Increase               9,179,153       21,499
                              -----------  -----------
Class B:
   Subscriptions                  487,191           --
   Issued in connection
    with merger                 3,434,168
   Issued for distributions
    reinvested                     51,130           --
   Redemptions                   (584,283)          --
                              -----------  -----------
     Net Increase               3,388,206           --
                              -----------  -----------
Class C:
   Subscriptions                  151,894           --
   Issued in connection
    with merger                   400,829           --
   Issued for distributions
     reinvested                     6,615           --
   Redemptions                    (60,862)          --
                              -----------  -----------
     Net Increase                 498,476           --
                              -----------  -----------
Class Z:
   Subscriptions                5,920,557   13,516,624
   Issued for distributions
    reinvested                  1,040,352    1,844,361
   Redemptions                 (4,454,535)  (8,576,296)
                              -----------  -----------
     Net Increase               2,506,374    6,784,689
                              -----------  -----------



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Income Fund (the "Fund") (formerly, Stein Roe Income Fund), a series of Liberty Stein Roe Funds Income Trust (the "Trust"), is a diversified, open-end management investment company organized as a Massachusetts business trust. The Fund's investment goal is to seek its total return by investing for a high level of current income and opportunities for capital appreciation.

The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 12, 2002, the Stein Roe Income Fund acquired all the net assets of Liberty Income Fund pursuant to a plan of reorganization approved by Liberty Income Fund shareholders on June 28, 2002. All assets of Liberty Income Fund were transferred to Stein Roe Income Fund in a tax-free exchange and shareholders of Liberty Income Fund received shares of the Stein Roe Income Fund in exchange for their shares as follows:

                         LIBERTY
       STEIN ROE       INCOME FUND
      INCOME FUND      NET ASSETS       UNREALIZED
     SHARES ISSUED      RECEIVED       DEPRECIATION1
     -------------     -----------    --------------
      13,623,498      $129,014,519     $(1,650,687)

1  Unrealized depreciation is included in the Net Assets Received amount above.

                       NET ASSETS       NET ASSETS
      NET ASSETS       OF LIBERTY      OF STEIN ROE
     OF STEIN ROE      INCOME FUND      INCOME FUND
      INCOME FUND      IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO           AFTER
      COMBINATION      COMBINATION      COMBINATION
     -------------    -------------    -------------
     $327,547,213     $129,014,519     $456,561,732

Differing amortization policies between the Liberty Income Fund and the Stein Roe Income Fund resulted in reclassifications as follows:

                       ACCUMULATED
      UNREALIZED      NET REALIZED        PAID-IN
     APPRECIATION         LOSS            CAPITAL
     -------------     -----------    --------------
       $767,294        $1,440,189      $(2,207,483)

Prior to July 13, 2002, the Stein Roe Income Fund invested substantially all of its assets in the SR&F Income Fund Portfolio (the "Portfolio"), as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to reorganization described above, the Fund's pro-rata share of the Portfolio were distributed to Stein Roe Income Fund based on allocation methods in compliance with the Internal Revenue Service.

Effective July 15, 2002, Stein Roe Income Fund was renamed Liberty Income Fund and began offering Class B and Class C shares. The Class S shares were subsequently redesignated as Class Z shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:
Long-term debt securities are valued using market quotations if readily available at the time of valuation. Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the class specific fees applicable to each class.

INVESTMENT TRANSACTIONS AND
INVESTMENT INCOME:
Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of December 31, 2002, the Fund did not have any open futures contracts.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

OTHER:
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of June 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
------------------         -------------------------
       2007                        $ 6,073,348
       2008                         5,666,942
       2009                         4,764,706
                                   ----------
                                  $16,504,996
                                   ----------

The estimated capital loss carryforward obtained from the Liberty Income Fund was $11,993,495. Utilization of Liberty Income Fund's capital loss carryforward could be subject to merger limitation imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.500%
           Over $100 million      0.475%

Prior to July 12, 2002, the management fee was paid by the Portfolio at the same rates.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee to the Fund as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.150%
           Over $100 million      0.125%

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreements with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 12, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEES:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $2,588 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $29,382, $55,020 and $826 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMIT:
Effective July 15, 2002, the Advisor has voluntarily agreed, until further notice, to reimburse a portion of the Class A, Class B and Class C transfer agent fees so that the Class A, Class B and Class C transfer agent expense will not exceed 0.23% annually of the Class A, Class B and Class C average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $343 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $61,944 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $177,071,986 and $153,622,140, respectively, of which $9,084,933 and $24,353,103, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at December 31, 2002, for federal income tax purposes was:

     Gross unrealized appreciation        $21,385,304
     Gross unrealized depreciation        (12,274,512)
                                          -----------
     Net unrealized appreciation          $ 9,110,792
                                          ===========

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended December 31, 2002, the Fund had no borrowings under the agreement.


 FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                          (UNAUDITED)
                                                                          SIX MONTHS                          PERIOD
                                                                             ENDED         YEAR ENDED          ENDED
                                                                         DECEMBER 31,       JUNE 30,         JUNE 30,
CLASS A SHARES                                                               2002             2002           2001 (a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 9.44           $ 9.54           $ 9.21
                                                                               ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.27             0.60(c)          0.61
Net realized and unrealized gain (loss) on investments and foreign currency      0.13            (0.08)(c)         0.32
                                                                               ------           ------           ------
   Total from Investment Operations                                              0.40             0.52             0.93
                                                                               ------           ------           ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.28)           (0.62)           (0.60)
Return of capital                                                                  --               --(d)            --
                                                                               ------           ------           ------
   Total Distributions Declared to Shareholders                                 (0.28)           (0.62)           (0.60)
                                                                               ------           ------           ------
NET ASSET VALUE, END OF PERIOD                                                 $ 9.56           $ 9.44           $ 9.54
                                                                               ======           ======           ======
Total return (e)                                                                4.27%(f)(g)      5.53%           10.41%(g)
                                                                               ======           ======           ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                                    1.15%(i)         1.10%            1.12%(i)
Net investment income (h)                                                       5.63%(i)         6.32%(c)         7.08%(i)
Waiver/reimbursement                                                            0.10%(i)           --%              --%
Portfolio turnover rate                                                           35%(g)          136%(j)          128%(j)
Net assets, end of period (000's)                                            $ 88,004           $  204           $   1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment to average net assets from 6.40% to 6.32%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(i)  Annualized.
(j)  Portfolio turnover disclosed is for the SR&F Income Portfolio.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout the period is as follows:

                                                                          (UNAUDITED)
                                                                            PERIOD
                                                                             ENDED
                                                                         DECEMBER 31,
CLASS B SHARES                                                             2002 (a)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $  9.47
                                                                            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                      0.22
Net realized and unrealized gain on investments and foreign currency           0.09
                                                                            -------
   Total from Investment Operations                                            0.31
                                                                            -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                    (0.22)
                                                                            -------
NET ASSET VALUE, END OF PERIOD                                              $  9.56
                                                                            =======
Total return (c)(d)                                                           3.36%(e)
                                                                            =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                                  1.90%(g)
Net investment income (f)                                                     4.89%(g)
Waiver/reimbursement                                                          0.10%(g)
Portfolio turnover rate                                                         35%(e)
Net assets, end of period (000's)                                           $32,404

(a) Class B shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout the period is as follows:

                                                                           (UNAUDITED)
                                                                             PERIOD
                                                                              ENDED
                                                                          DECEMBER 31,
CLASS C SHARES                                                              2002 (a)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $  9.47
                                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                          0.23
Net realized and unrealized gain on investments and foreign currency               0.09
                                                                                -------
   Total from Investment Operations                                                0.32
                                                                                -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                        (0.23)
                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                  $  9.56
                                                                                =======
Total return (c)(d)                                                               3.43%(e)
                                                                                =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                                                      1.75%(g)
Net investment income (f)                                                         5.03%(g)
Waiver/reimbursement                                                              0.25%(g)
Portfolio turnover rate                                                             35%(e)
Net assets, end of period (000's)                                               $ 4,768

(a) Class C shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Adviser/Distributor not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                              YEAR ENDED JUNE 30,
                                           DECEMBER 31,    ------------------------------------------------------------
CLASS Z SHARES                                 2002          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.44       $ 9.54        $ 9.15       $ 9.41      $ 10.03       $ 9.88
                                               ------       ------        ------       ------      -------       ------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                        0.29         0.63(b)       0.69         0.70         0.67         0.69
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                              0.12        (0.09)(b)      0.39        (0.26)       (0.62)        0.15
                                               ------       ------        ------       ------      -------       ------
   Total from Investment Operations              0.41         0.54          1.08         0.44         0.05         0.84
                                               ======       ======        ======       ======      =======       ======
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.29)       (0.64)        (0.69)       (0.70)       (0.67)       (0.69)
Return of capital                                  --           --(c)         --           --           --           --
                                               ------       ------        ------       ------      -------       ------
   Total Distributions Declared
     to Shareholders                            (0.29)       (0.64)        (0.69)       (0.70)       (0.67)       (0.69)
                                               ------       ------        ------       ------      -------       ------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.56       $ 9.44        $ 9.54       $ 9.15       $ 9.41      $ 10.03
                                               ======       ======        ======       ======      =======       ======
Total return (d)                                4.46%(f)     5.80%        12.20%        4.92%        0.52%        8.72%
                                               ======       ======        ======       ======      =======       ======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                    0.80%(g)     0.85%         0.86%        0.86%        0.84%        0.83%
Net investment income (e)                       6.40%(g)     6.57%(b)      7.32%        7.58%        6.91%        6.89%
Portfolio turnover rate                           35%(f)      136%(h)       128%(h)      205%(h)      203%(h)       59%(i)
Net assets, end of period (000's)            $355,547     $327,121      $266,091     $227,090     $294,640     $448,403

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment to average net assets from 6.65% to 6.57%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested
(e) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(f)  Not annualized.
(g)  Annualized.
(h)  Portfolio turnover disclosed is for the SR&F Income Portfolio.
(i)  Prior to commencement of operations of the SR&F Income Portfolio.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Income Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty Income Fund



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Liberty Income Fund  SEMIANNUAL REPORT, DECEMBER 31, 2002


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LibertyFunds
A Member of Columbia Managment Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621



                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20



                                                751-03/582M-0103 (02/03) 03/0337